Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
21. Related Party Transactions
The following table summarizes our transactions with related parties for the years ended December 31, 2019 and 2020:

	Year ended December 31, 2019	Year ended December 31, 2020
	(in thousands)
Net income / (expenses)
Luna Pool Agency Limited	$—	$—
Ocean Yield Malta Limited	(672)	(1,827)

Total	$(672)	$(1,827)

There were no transactions with related parties for the year ended December 31, 2018.
The following table sets out the balances with related parties as at December 31, 2019 and 2020:

	December 31, 2019	December 31, 2020
	(in thousands)
Receivables / (payables)
Luna Pool Agency Limited	$—	$11,853
Ocean Yield Malta Limited	(68,506)	(61,448)

In March 2020, the Company collaborated with Pacific Gas Pte. Ltd. and Greater Bay Gas Co. Ltd. to form and manage the Luna Pool. As part of the formation of the Luna Pool, a new entity, Luna Pool Agency Limited,

(“Pool Agency”) was established in May 2020. The investment in the Pool Agency created a 50/50 joint venture with Greater Bay Gas Co. Ltd. The Company’s investment in the Pool Agency is accounted for as an equity investment. Please read Note 7— Investment in Equity Accounted Joint Ventures to our consolidated financial statements.
Pool revenues and expenses within the Luna Pool are accounted for in accordance with ASC 808 – Collaborative Arrangements, when two (or more) parties are active participants in the arrangement and exposed to significant risk and rewards dependent on the commercial success of the activity. Please read Note 2(a)— Basis of Presentation to our consolidated financial statements.
Transactions with the Luna Pool collaborative arrangement
We have presented our share of net income earned under the Luna Pool collaborative arrangement across a number of lines in our consolidated statements of operations. For revenues and expenses incurred specifically to the Company’s vessels and for which we are deemed to be the principal, these are presented gross on the face of our consolidated statements of operations within operating revenues, voyage expenses and brokerage commissions. Our share of pool net revenues generated by the other Pool Participant’s vessels in the Luna Pool collaborative arrangement is presented on the face of our consolidated statements of operations within operating revenues – Luna Pool collaborative arrangements. The other Pool Participant’s share of pool net revenues generated by our vessels in the pool is presented on the face of our consolidated statements of operations within voyage expenses – Luna Pool collaborative arrangements. The portion of the Commercial Manager’s fee which is due from the other Pool Participant is presented on the face of our consolidated statements of operations as other income.
The Luna Pool became operational during the quarter ended June 30, 2020. The impact on our consolidated statements of operations for the year ended December 31, 2020 was a recognition of operating revenues from Luna Pool collaborative arrangements of $12.8 million, voyage expenses from Luna Pool collaborative arrangements of $12.4 million and net income recognized from our participation in the Luna Pool of $34.5 million.
The following table summarizes our net income generated from our participation in the Luna Pool for the year ended December 31, 2020:

Year ended December 31, 2020
(in thousands)
Income / (expenses)
Time and Voyage Charter Revenues	$49,613
Time and Voyage charter revenues from Luna Pool collaborative arrangements	12,830
Brokerage Commissions	(804)
Voyage Expenses	(14,966)
Voyage Expenses – Luna Pool collaborative arrangements	(12,418)

Total net operating income from the Luna Pool	34,255
Other Income	199

Total net income from the Luna Pool	$34,454

Transactions with the Luna Pool Agency Limited
The Company’s related party balances with the Pool Agency consisted of the following at December 31, 2020:

December 31, 2020
(in thousands)
Receivables / (payables)
Other assets	$11,853

Total assets	$11,853

The net balance as of December 31, 2020 is presented as amounts due from related parties on our consolidated balance sheets and arises from amounts owed by the Pool Agency to the Company relating to working capital, pool distributions and voyage expenses for the Company’s vessels within the Luna Pool, offset by amounts received by the Company relating to hire and freight of the Company’s vessels within the Luna Pool. There were no related party balances with the Pool Agency as at December 31, 2019 as the Luna Pool was only established during 2020.
Transactions with Ocean Yield Malta Limited
In October 2019, we sold
Navigator Aurora
to OCY Aurora Ltd. the (“lessor VIE”), and subsequently leased back the vessel under a bareboat charter. Please read Note 9—Variable Interest Entities to our consolidated financial statements. The lessor VIE is a wholly owned, newly formed special purpose vehicle (“SPV”) of Ocean Yield ASA, an entity listed on the Oslo stock exchange. While we do not hold any equity investments in this SPV, under U.S. GAAP we are deemed to be the primary beneficiary and we are required to consolidate this lessor VIE into our results. Accordingly, although consolidated into our results, we have no control over the funding arrangements negotiated by this lessor VIE entity.
In October 2019, the lessor VIE which owns
Navigator Aurora
entered into secured financing agreements for $69.1 million consisting of a loan facility, the “Navigator Aurora Facility” which is denominated in USD. The Navigator Aurora Facility is a seven year unsecured loan provided by OCY Malta Limited, the parent of the lessor VIE and a wholly-owned subsidiary of Ocean Yield ASA. The Navigator Aurora Facility is subordinated to a further bank loan where the lessor VIE is the guarantor and
Navigator Aurora
is pledged as security. Please read Note 10—Secured Term Loan Facilities and Revolving Credit facilities to our consolidated financial statements. The Navigator Aurora Facility bears interest at 3 month U.S. LIBOR plus a margin of 185 basis points and is repayable with a balloon payment on maturity. As of December 31, 2020, there was $61.4 million (December 31, 2019: $68.2 million) in borrowings outstanding under this facility which is presented in non-current
liabilities on the Company’s consolidated balance sheets.
The lessor VIE, is consolidated into our results and consequently, under U.S. GAAP, transactions with OCY Malta Limited are deemed to be related party transactions. Payments of $6.84 million were made against the Navigator Aurora Facility for the year ended December 31, 2020 (December 31, 2019: $0.85 million) as non-contractual
prepayments of the loan. This has been reflected as cash flows from financing in our consolidated statements of cash flows.
The Company’s related party transactions with Ocean Yield Malta Limited consisted of the following for the years ended December 31, 2019 and 2020:

	Year ended December 31, 2019	Year ended December 31, 2020
	(in thousands)
Income / (expenses)
General and administrative expenses	$(221)	$(14)
Interest expense	(451)	(1,813)

Total	$(672)	$(1,827)

The Company’s related party balances with Ocean Yield Malta Ltd. consisted of the following as at December 31, 2019 and 2020:

	December 31, 2019	December 30, 2020
	(in thousands)
Receivables / (payables)
Accrued interest and trade payables	$(451)	$(229)
Navigator Aurora Facility, net of deferred financing costs	(68,052)	(61,216)
Other non-current payables	(3)	(3)

Total liabilities	$(68,506)	$(61,448)